Deferred Revenues - Summary of Deferred Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred Revenue [line items]
Balance at end of last year	¥ 1,455	¥ 1,829
Amortization of installation fees	(55)	(90)
Amortization of government grants	(261)	(284)
Balance at end of year	1,139	1,455
Current portion	278	358
Non-current portion	¥ 861	¥ 1,097